Shareholders' Equity	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Shareholders' Equity
25	SHAREHOLDERS’ EQUITY
Common Stock
The changes in the number of issued shares of common stock and common stock held by the Company during the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024		2023		2022
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,374,691,194	30,070,650	1,374,362,102	3,542,321	1,374,040,061	3,612,302
Net change	(37,162,110)	(6,482,784)	329,092	26,528,329	322,041	(69,981)

At end of period	1,337,529,084	23,587,866	1,374,691,194	30,070,650	1,374,362,102	3,542,321

The total number of authorized shares of common stock was 3,000 million at March 31, 2024 and 2023 with no stated value. All issued shares are fully paid. The details of the stock options and the restricted shares outstanding are described in Note 40 “Share-Based Payment.”
Repurchase and cancellation of own shares
On November 12, 2021, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 33,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between November 15, 2021 and November 11, 2022. However, its share repurchases were suspended during periods in which it may have been deemed to hold material non-public
information. As a result, the repurchase period beginning November 15, 2021 ended without any repurchase of shares.
Simultaneously, the Company announced that the board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 61,000,000 shares of its common stock and (ii) an aggregate of ¥200 billion between November 15, 2022 and May 31, 2023. During the fiscal year ended March 31, 2023, pursuant to the resolution, the Company repurchased 26,619,000 shares of its common stock for ¥139 billion in aggregate. On May 31, 2023, the Company completed the repurchase pursuant to the resolution, acquiring 37,640,000 shares of its common stock for ¥200 billion in aggregate. The Company cancelled all of the repurchased shares on June 20, 2023.
On November 14, 2023, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares.
The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 26,000,000 shares of its common stock and (ii) an aggregate of ¥150 billion between November 15, 2023 and March 31, 2024. On March 22, 2024, the Company completed the repurchase pursuant to the resolution, acquiring 20,132,000 shares of its common stock for ¥150 billion in aggregate. The Company cancelled all of the repurchased shares on April 15, 2024.
On May 15, 2024, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 15,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2024 and
July 31, 2024. The cancellation of the repurchased shares is scheduled on August 20, 2024. During May 2024, the Company entered into contracts to repurchase 1,309,000 shares of its common stock for ¥13 billion in aggregate.
In addition, on
March 27, 2024, the Company announced the introduction of a share-based compensation plan for employees of SMBC. The plan is an incentive scheme that establishes an Employee Stock Ownership Plan (“ESOP”) trust which is funded by cash contributed by SMBC (via SMFG). The shares of the Company’s common stock acquired by the ESOP trust will be granted to SMBC employees upon their retirement based on the number of points earned by each employee. According to the rules of the share-based compensation plan for employees established by SMBC’s board of directors, the number of points granted to employees is linked to their grade and the business performance of SMFG. On May 15, 2024, the Company’s board of directors resolved the detail of the acquisition of its common stock up to an aggregate of 149,000 shares by the ESOP trust between May 23, 2024 and May 31, 2024.
Stock split
On May 15, 2024, the Company’s board of directors resolved to implement a stock split on its common stock (“stock split”). The resolution authorized that each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 will be split into three shares per share. The effective date of the stock split is October 1, 2024. Due to the stock split, the Company’s board of directors also resolved to propose partial amendments to its articles of incorporation at the 22nd ordinary general meeting of shareholders scheduled for June 27, 2024. The proposed amendments are to increase the total number of authorized shares of common stock in line with the ratio of the stock split.
Preferred Stock
The following table shows the number of shares of preferred stock at March 31, 2024 and 2023.

	At March 31, 2024		At March 31, 2023
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—
All the preferred stocks have no stated value. There was no movement in preferred stock during the fiscal years ended March 31, 2024, 2023 and 2022.
Capital Stock, Capital Surplus and Treasury Stock
“Capital stock” represents share capital under the Companies Act of Japan (“Companies Act”) adjusted by the amount corresponding to the preferred stock which is accounted for as a liability under IFRS. Purchases of treasury stock are recognized at cost in “Treasury stock.” Any additional paid-in
capital, net gains or losses on the sales of treasury stock, and other changes in equity resulting from transactions with shareholders except for dividends are included in “Capital surplus.”
Restriction on the Payment of Dividends
The amount of the capital surplus and retained earnings of the Company that can be paid out as dividends is subject to restrictions under the Companies Act. These amounts are calculated based on the Company’s nonconsolidated statement of financial position prepared in accordance with Japanese GAAP. Therefore, the adjustments made to prepare the IFRS consolidated financial statements have no impact on the calculation. The total amount that the Company can pay out as a dividend was ¥2,145 billion at March 31, 2024.

Other than the restriction by the Companies Act, the Company is required to maintain a risk-weighted capital ratio as per the Banking Act of Japan (“Banking Act”). The detail of the restriction is described in Note 46 “Financial Risk Management.” Therefore, the Company would not be able to pay a dividend if the ratio were to fall below the minimum amount as a result of the payment of the dividends.
Since the Company is a holding company, its earnings rely mostly on dividend income from SMBC, and the Company’s other subsidiaries and associates. SMBC is subject to some restrictions on its dividend payment by the Companies Act and the Banking Act, similar to those applied to the Company’s.
Other Reserves
Remeasurements of defined benefit plans reserve
Remeasurements of the defined benefit plans reserve includes the accumulated actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions, and return on plan assets excluding interest income.
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥159,584	¥197,310	¥214,411
Gains (losses) arising during the period, before tax	50,358	7,417	33,081
Income tax (expense) benefit for changes arising during the period	(15,485)	(2,288)	(10,027)
Amount attributable to non-controlling interests	44	(9)	31
Share of other comprehensive income (loss) of associates and joint ventures	609	33	911
Transfer from other reserves to retained earnings	(35,386)	(42,879)	(41,097)

At end of period	¥159,724	¥159,584	¥197,310

Financial instruments at fair value through other comprehensive income reserve
The financial instruments at fair value through other comprehensive income (“FVOCI”) reserve includes the accumulated gains and losses of debt instruments measured at FVOCI and equity instruments measured at FVOCI under IFRS 9. The accumulated gains and losses related to debt instruments measured at FVOCI are reclassified to profit or loss when the assets are derecognized or impaired. The accumulated gains and losses related to equity instruments measured at FVOCI are transferred to retained earnings when the assets are derecognized. In addition, when the decline in the fair value of an equity instrument measured at FVOCI is above the threshold to qualify for a tax deduction, the accumulated losses related to the equity instrument are transferred to retained earnings.

The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥1,575,193	¥1,808,222	¥2,106,255
Gains (losses) arising during the period, before tax	1,506,580	(264,309)	(410,631)
Income tax (expense) benefit for changes arising during the period	(454,951)	81,384	125,617
Reclassification adjustments for (gains) losses included in net profit, before tax	110,509	94,803	113,334
Income tax (expense) benefit for reclassification adjustments	(33,994)	(29,040)	(34,705)
Amount attributable to non-controlling interests	(106)	15	3
Share of other comprehensive income (loss) of associates and joint ventures	8,578	(3,980)	(1,746)
Transfer from other reserves to retained earnings	(204,534)	(111,902)	(89,905)

At end of period	¥2,507,275	¥1,575,193	¥1,808,222

Own credit on financial liabilities designated at fair value through profit or loss reserve
The own credit on financial liabilities designated at fair value through profit or loss (“FVPL”) reserve includes the accumulated gains and losses arising from changes in fair value that is attributable to changes in own credit risk of financial liabilities designated at FVPL.
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥9,433	¥520	¥(3,455)
Gains (losses) arising during the period, before tax	(11,900)	12,847	5,729
Income tax (expense) benefit for changes arising during the period	3,644	(3,934)	(1,754)

At end of period	¥1,177	¥9,433	¥520

Exchange differences on translating foreign operations reserve
Exchange differences on translating foreign operations reserve includes foreign exchange differences arising from the translation of the net assets of foreign operations from their functional currencies to the Group’s presentation currency, Japanese yen.

The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥884,790	¥540,242	¥113,646
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
Income tax (expense) benefit for changes arising during the period	(3,447)	2,509	(8,875)
Reclassification adjustments for (gains) losses included in net profit, before tax	(11,258)	5,385	192
Income tax (expense) benefit for reclassification adjustments	3,447	(1,649)	(59)
Amount attributable to non-controlling interests	(3,324)	(311)	(1,624)
Share of other comprehensive income (loss) of associates and joint ventures	4,009	34,362	32,670

At end of period	¥1,402,658	¥884,790	¥540,242